Leases - Amounts recognised in profit and loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation expense of right-of-use assets	€ 15,829	€ 16,035	€ 14,728
Interest expense on lease liability	3,728	3,125	2,641
Expense relating to short-term leases	839	807	106
Expense relating to leases of low-value assets	56	33	185
Total amount recognised in profit and loss	20,452	20,000	17,660
Cash outflows for leases	€ 20,665	€ 21,014	€ 15,545